RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	8 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement.

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. See Notes 3, 8, 9, 10 and 11.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, or cash.

The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As
	Previously	As
	Reported	Adjustments	Restated

Balance sheet as of August 3, 2020 (audited)
Total Liabilities	$72,450,000	$83,422,000	$155,872,000
Class A Common Stock Subject to Possible Redemption	1,998,159,110	(83,422,000)	1,914,737,110
Class A Common Stock	718	835	1,553
Additional Paid-in Capital	4,995,112	2,166,701	7,161,813
Accumulated Deficit	(1,000)	(2,167,536)	(2,168,536)
Shareholders’ Equity	5,000,005	—	5,000,005

Number of shares subject to redemption	199,815,911	(8,342,200)	191,473,711

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$72,483,333	$135,402,500	$207,885,833
Class A Common Stock Subject to Possible Redemption	1,998,003,495	(135,402,500)	1,862,600,995
Class A Common Stock	721	1,354	2,075
Additional Paid-in Capital	5,150,724	54,146,682	59,297,406
Accumulated Deficit	(156,614)	(54,148,036)	(54,304,650)
Shareholders’ Equity	5,000,006	—	5,000,006

Number of shares subject to redemption	199,787,373	(13,539,371)	186,248,002

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$73,978,373	$142,200,500	$216,178,873
Class A Common Stock Subject to Possible Redemption	1,995,638,270	(142,200,500)	1,853,437,770
Class A Common Stock	744	1,422	2,166
Additional Paid-in Capital	7,515,926	60,944,614	68,460,540
Accumulated Deficit	(2,521,839)	(60,946,036)	(63,467,875)
Shareholders’ Equity	5,000,006	—	5,000,006

Number of shares subject to redemption	199,563,827	(14,220,050)	185,343,777

Statement of Operations for the three Month Ended September 30, 2020 (unaudited)
Net loss	$(155,614)	$(54,148,036)	$(54,303,650)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	199,815,911	(8,342,200)	191,473,711
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	53,784,534	5,259,213	59,043,747
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.92)	(0.92)

Statement of Operations for the period from April 30, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(156,614)	$(54,148,036)	$(54,304,650)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	199,815,911	(8,342,200)	191,473,711
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	51,169,291	3,693,493	54,862,784
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.99)	(0.99)

Statement of Operations for the period from April 30, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(2,521,839)	$(60,946,036)	$(63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	199,798,408	(11,529,798)	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	54,384,479	7,755,470	62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	(0.05)	(0.97)	(1.02)

Statement of Cash Flows for the period from April 30, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(2,521,839)	$(60,946,036)	$(63,467,875)
Loss on warrant liabilities	—	58,778,500	58,778,500
Transaction costs attributable to Initial Public Offering	—	2,167,536	2,167,536
Initial classification of Class A common stock subject to possible redemption	1,998,159,110	(83,422,000)	1,914,737,110
Change in value of Class A common stock subject to possible redemption	(2,520,840)	(58,778,500)	(61,299,340)

Statement of Cash Flows for the period from April 30, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(156,614)	$(54,148,036)	$(54,304,650)
Loss on warrant liabilities	—	51,980,500	51,980,500
Transaction costs attributable to Initial Public Offering	—	2,167,536	2,167,536
Initial classification of Class A common stock subject to possible redemption	1,998,159,110	(83,422,000)	1,914,737,110
Change in value of Class A common stock subject to possible redemption	(155,615)	(51,980,500)	(52,136,115)